Earnings Per Unit - Issuance of units since IPO (Details)	May 16, 2017 shares	Dec. 31, 2017
Earnings per unit
Number of Units Issued For Conversion of Subordinated Units to Common Units	9,822,358
Subordinated units to common units conversion ratio	1
GasLog Ltd. | General partner units
Earnings per unit
General partner interest in GasLog Partners		2.00%